Document and Entity Information	Feb. 14, 2024
Document and Entity Information
Document Type	8-K/A
Document Period End Date	Feb. 14, 2024
Entity Registrant Name	CF Industries Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32597
Entity Tax Identification Number	20-2697511
Entity Address, Address Line One	2375 Waterview Drive
Entity Address, City or Town	Northbrook,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	847
Local Phone Number	405-2400
Entity Shell Company	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock, par value $0.01 per share
Trading Symbol	CF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001324404
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed as an amendment to the Current Report on Form 8-K filed by CF Industries Holdings, Inc. (the “Company”) on February 14, 2024 (the “Original Form 8-K”). This amendment is being filed to replace the press release furnished as Exhibit 99.1 (the “Original Press Release”) with a corrected press release issued by the Company, which added a row of the Condensed Consolidated Balance Sheets titled “Intangible assets—net” that was inadvertently omitted from page 15 of the Original Press Release. Except as described above, all other information in the Original Form 8-K remains unchanged.